STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Feb. 28, 2025
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

20.         STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant PRC laws and regulations, the PRC entities are required to make appropriations from net income as determined in accordance with the PRC GAAP to non-distributable statutory reserve, which includes a statutory surplus reserve and a development fund. The PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside prior to payments of dividends as statutory surplus reserve until the balance reaches 50% of the PRC entity registered capital.

In the private school sector, the PRC laws and regulations require that certain amount should be set aside as development fund prior to payments of dividends. In the case of for-profit private school, this amount should be no less than 10% of the audited annual net income of the school, while in the case of a non-profit private school, this amount should be no less than 10% of audited annual increase in the non-restricted net assets of the school, if any.

The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital of the entities. For the years ended February 29, 2024 and February 28, 2025, the Group made apportions of $256 and $9,434 to the statutory surplus reserve, respectively, and made apportions of $4,529 and $4,965 to the development fund, respectively.

As a result of these PRC laws and regulations and the requirement that distribution by PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserve of the Company’s PRC subsidiaries, the VIEs and their subsidiaries and schools. As of February 29, 2024 and February 28, 2025, paid-in capital balance of such entities was $691,968, and $723,859, respectively, and statutory reserve balance was $165,138 and $179,537 respectively. The total of restricted net assets as of February 29, 2024 and February 28, 2025 was therefore $857,106 and $903,396, respectively.